Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2023	Jun. 30, 2022
Series Seed Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	[1]		4,675,347
Mezzanine equity, shares issued	[1]		4,675,347
Mezzanine equity, shares outstanding	[1]		4,675,347
Series A Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	[1]		5,205,637
Mezzanine equity, shares issued	[1]		5,205,637
Mezzanine equity, shares outstanding	[1]		5,205,637
Series A-1 Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	[1]		5,202,768
Mezzanine equity, shares issued	[1]		5,202,768
Mezzanine equity, shares outstanding	[1]		5,202,768
Series A-2 Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	[1]		3,540,046
Mezzanine equity, shares issued	[1]		3,540,046
Mezzanine equity, shares outstanding	[1]		3,540,046
Series A-3 Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	[1]		3,789,358
Mezzanine equity, shares issued	[1]		3,789,358
Mezzanine equity, shares outstanding	[1]		3,789,358
Series B Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	[1]		11,047,269
Mezzanine equity, shares issued	[1]		11,047,269
Mezzanine equity, shares outstanding	[1]		11,047,269
Series B+ Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	[1]		5,424,746
Mezzanine equity, shares issued	[1]		5,424,746
Mezzanine equity, shares outstanding	[1]		5,424,746
Series C Convertible Redeemable Preferred Shares
Mezzanine equity, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	[1]		2,419,909
Mezzanine equity, shares issued			2,419,909	[1]
Mezzanine equity, shares outstanding	[1]		2,419,909
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[2]	$ 0.519008	$ 0.519008
Ordinary shares, shares authorized	[2]	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	[2]	50,099,149	9,737,486
Ordinary shares, shares outstanding	[2]	50,099,149	9,737,486
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[2]	$ 0.519008	$ 0.519008
Ordinary shares, shares authorized	[2]	2,300,000,000	2,300,000,000
Ordinary shares, shares issued	[2]	46,177,897	24,668,844
Ordinary shares, shares outstanding	[2]	46,177,897	24,668,844

[1]	See Note 14.
[2]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4.